INCOME TAXES (Summary of Aggregate Amount and per Share Effect of Tax Holidays) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Income Tax Holiday [Line Items]
The aggregate amount				¥ 16,170
Basic [Member]
Income Tax Holiday [Line Items]
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding | (per share)				¥ 0.05
Diluted [Member]
Income Tax Holiday [Line Items]
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding | (per share)				¥ 0.05